Mineral properties (Tables)	6 Months Ended
Jun. 30, 2026
Mineral Properties
Summary of mineral properties

	December 31,		June 30,
	2025	Additions, net	2026
	$	$	$
Excelsior Springs	4,791,780	–	4,791,780
Laird Lake	42,835	–	42,835
Forester	–	2,296,707	2,296,707
	4,834,615	2,296,707	7,131,322
Elimination of cumulative translation adjustment	–	–	778,690
Total	4,834,615	2,296,707	7,910,012

	December 31,		June 30,
	2024	Additions	2025
	$	$	$
Excelsior Springs	7,840,981	–	7,840,981

Exploration and evaluation costs expensed on the projects consisted of the following:

	Excelsior	Laird
	Springs	Lake	Total
Six months ended June 30, 2026	$	$	$
Assays and sampling	–	92,611	92,611
Field	–	32,396	32,396
Drilling	–	1,237,382	1,237,382
Geological and consulting (Note 6)	–	580,758	580,758
Other	–	50,000	50,000
	–	1,993,147	1,993,147
Less: Recovery of costs	–	(200,000)	(200,000)
	–	1,793,147	1,793,147

	Excelsior	Laird
	Springs	Lake	Total
Six months ended June 30, 2025	$	$	$
Geological and consulting	431,615	–	431,615
	431,615	–	431,615